Employee Benefits Expenses (Including Directors' Emoluments) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [Abstract]
Employee Benefits Expense

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
Wages, salaries, bonus and termination costs	$1,145	$919	$930
Staff meals	57	46	45
Pension costs — defined contribution plan	40	35	36
Share-based compensation, net of amount capitalized(i)	14	15	10
Other employee benefit expenses	36	35	28
	$1,292	$1,050	$1,049

(i)Share-based compensation of US$1 million, US$1 million and less than US$1 million was capitalized during the years ended December 31, 2019, 2020 and 2021, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.

Directors' Emoluments

	Fees	Salaries and other allowances	Discretionary bonuses(i)	Pension costs	Estimated monetary value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2019
Executive Directors
Sheldon Gary Adelson(iii)	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,350	1,502	117	618	4,587
Non-Executive Directors
Robert Glen Goldstein(iv)	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
	$810	$2,350	$1,502	$117	$618	$5,397

	Fees	Salaries and other allowances	Discretionary bonuses(i)	Pension costs	Estimated monetary value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2020
Executive Directors
Sheldon Gary Adelson(iii)	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,724	—	136	2,832	5,692
Non-Executive Directors
Robert Glen Goldstein(iv)	—	—	—	—	—	—
Charles Daniel Forman	200	—	—	—	—	200
Independent Non-Executive Directors
Chiang Yun	200	—	—	—	—	200
Victor Patrick Hoog Antink	230	—	—	—	—	230
Steven Zygmunt Strasser	230	—	—	—	—	230
Kenneth Patrick Chung	200	—	—	—	—	200
	$1,060	$2,724	$—	$136	$2,832	$6,752

	Fees	Salaries and other allowances	Discretionary bonuses(i)	Pension costs	Estimated monetary value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2021
Executive Directors
Sheldon Gary Adelson(iii)	$—	$—	$—	$—	$—	$—
Robert Glen Goldstein(iv)	—	—	—	—	—	—
Wong Ying Wai	—	3,000	—	150	1,020	4,170
Chum Kwan Lock, Grant(v)	—	2,732	—	87	1,163	3,982
Non-Executive Director
Charles Daniel Forman	200	—	—	—	—	200
Independent Non-Executive Directors
Chiang Yun	221	—	—	—	—	221
Victor Patrick Hoog Antink	230	—	—	—	—	230
Steven Zygmunt Strasser	230	—	—	—	—	230
Kenneth Patrick Chung	200	—	—	—	—	200
	$1,081	$5,732	$—	$237	$2,183	$9,233
(i)The discretionary bonuses are determined by reference to the individual performance of the Directors and the Chief Executives and the Group’s performance, and approved by the Remuneration Committee.
(ii)Other benefits mainly include share options and restricted share units under the Equity Award Plan, accommodation, meals, home visit travel costs and medical insurance. The value of share options and restricted share units granted to the Directors represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.
(iii)Sheldon Gary Adelson took a medical leave of absence from his positions as the Chairman, Chief Executive Officer and the Chairman of the Nomination Committee of the Company and was re-designated as a Non-Executive Director of the Company, in each case, with effect from January 7, 2021. Mr. Adelson passed away in the United States on January 11, 2021.
(iv)Robert Glen Goldstein was appointed as the Acting Chairman, Acting Chief Executive Officer, the Acting Chairman of the Nomination Committee, and was re-designated as an Executive Director of the Company, in each case, with effect from January 7, 2021. Subsequently he was appointed as the Chairman of the Board, the Chief Executive Officer and the Chairman of the Nomination Committee of the Company, in each case, with effect from January 27, 2021.
(v)Chum Kwan Lock, Grant was appointed as the Executive Director of the Company with effect from January 7, 2021.

Emoluments for Non-Director Highest Paid Individuals	The emoluments of the remaining four individuals for the years ended December 31, 2019 and 2020, and the remaining three individuals for the year ended December 31, 2021, were as follows:

	Year ended December 31,
	2019	2020	2021
	(US$ in thousands)
Basic salaries, allowances and benefits in kind	$4,720	$6,530	$4,874
Discretionary bonus	3,858	—	—
Share-based compensation(i)	781	2,846	1,415
Pension costs	219	206	132
	$9,578	$9,582	$6,421

(i)The value of share options and restricted share units granted to the individuals represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.

Number of Non-Director Highest Paid Individuals
The emoluments of the above mentioned individuals fall within the following bands:

		Year ended December 31,
		2019	2020	2021
Range in HK$	Range in US$ equivalent(i)	(Number of individuals)
10,500,001 – 11,000,000	1,346,000 – 1,410,000	—	1	—
13,500,001 – 14,000,000	1,731,000 – 1,795,000	—	1	—
15,500,001 – 16,000,000	1,987,000 – 2,051,000	—	—	1
16,000,001 – 16,500,000	2,051,000 – 2,116,000	2	—	1
17,500,001 – 18,000,000	2,244,000 – 2,308,000	1	1	—
18,000,001 – 18,500,000	2,308,000 – 2,372,000	—	—	1
24,500,001 – 25,000,000	3,141,000 – 3,205,000	1	—	—
32,000,001 – 32,500,000	4,103,000 – 4,167,000	—	1	—
		4	4	3

(i) The translation of HK$ amounts into US$ amounts has been made at the exchange rate on December 31, 2021 of US$1.00 to HK$7.7994 for the purposes of illustration only.